Income Taxes - Income Tax Reconciliation (Details) (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Income (loss) before income taxes	$ (214,300,000)		$ (512,900,000)		$ 606,000,000		$ 277,800,000		$ 37,800,000
Tax rate	35.00%		35.00%		35.00%		35.00%		35.00%
Income tax expense (benefit) at federal statutory rate	(75,000,000)		(179,500,000)		212,100,000		97,200,000		13,200,000
Valuation allowance	104,200,000	[1]	217,200,000	[1]	(48,300,000)	[1]	175,000,000	[1]	547,000,000	[1]
Dividends received deduction	(21,900,000)	[1]	(18,600,000)	[1]	(101,300,000)	[1]	(74,000,000)	[1]	(108,000,000)	[1]
Audit settlement	(2,100,000)	[1]	(600,000)	[1]	(4,300,000)	[1]	13,000,000	[1]	(312,000,000)	[1]
Loss on conversion of debt to equity					0		0		38,000,000
State tax expense (benefit)	4,100,000	[1]	(17,300,000)	[1]	(8,800,000)	[1]	17,000,000	[1]	(6,000,000)	[1]
Noncontrolling interest	4,700,000	[1]	5,500,000	[1]	(48,400,000)	[1]	(67,000,000)	[1]	4,000,000	[1]
Tax credits	(4,600,000)	[1]	(3,800,000)	[1]	(19,600,000)	[1]	(19,000,000)	[1]	(19,000,000)	[1]
Non-deductible expenses	4,300,000	[1]	4,400,000	[1]	14,200,000	[1]	32,000,000	[1]	13,000,000	[1]
Other	(2,500,000)	[1]	600,000	[1]	(800,000)	[1]	800,000	[1]	800,000	[1]
Income tax expense (benefit)	11,200,000		7,900,000		(5,200,000)		175,000,000		171,000,000
Valuation allowance, deferred tax asset, change in amount	104,200,000		184,200,000		99,100,000		(212,000,000)		395,500,000
Other Comprehensive Income (Loss)
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Valuation allowance, deferred tax asset, change in amount	0		(33,000,000)
Net Income (Loss)
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Valuation allowance, deferred tax asset, change in amount	104,200,000		217,200,000
Operating loss carryforwards
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Valuation allowance	3,400,000,000				3,300,000,000
Operating loss carryforwards | Other Comprehensive Income (Loss)
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Valuation allowance					(288,500,000)
Capital loss carryforwards | Other Comprehensive Income (Loss)
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Valuation allowance	$ (288,500,000)

[1]	Certain of these items were reported as a component of Other comprehensive income in accordance with the exception described in ASC 740-20-45-7.